Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
5. Fair Value Measurements
No transfers between levels have occurred during the periods presented. The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	As of December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$1,482,063	$1,482,063	$—	$—
Synlogic, Inc. common stock, included in investments	15,345	15,345	—	—
Synlogic, Inc. warrants, included in investments	6,166	—	6,166	—
Cronos Group Inc. common stock, included in investments	10,331	—	10,331	—
Loans receivable, included in prepaid expenses and other current assets	11,559	—	—	11,559

Total assets	$1,525,464	$1,497,408	$16,497	$11,559

Liabilities:
Public Warrants, included in warrant liabilities	$77,280	$77,280	$—	$—
Private Placement Warrants, included in warrant liabilities	58,558	—	—	58,558
Contingent consideration, included in other non-current liabilities	8,467	—	—	8,467

Total liabilities	$144,305	$77,280	$—	$67,025

	As of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$372,537	$372,537	$—	$—
Synlogic, Inc. common stock, included in investments	13,696	13,696	—	—
Synlogic, Inc. warrants, included in investments	5,504	—	5,504	—
Loans receivable, included in prepaid expenses and other current assets	2,268	—	—	2,268
Loans receivable, net of current portion	13,298	—	—	13,298

Total assets	$407,303	$386,233	$5,504	$15,566

The fair value of the warrants to purchase Synlogic common stock (Note 10) is calculated as the value of the underlying common stock, less the related unpaid exercise price and represents a Level 2 measurement within the fair value hierarchy.
During the year ended December 31, 2021, the Company received 2,934,980 shares of Cronos Group Inc. (“Cronos”) common stock as consideration for the achievement of certain target productivity milestones related to two cultured cannabinoids under the collaboration agreement with Cronos to produce eight cultured cannabinoids. The fair value of the Cronos common stock is calculated as the quoted price of the common stock adjusted for short-term marketability restrictions. Accordingly, these shares are classified as Level 2 financial instruments.

Loans Receivable
As of December 31
, 2021
and 2020
, loans receivable primarily consisted of a
revolving
promissory note with Glycosyn, LLC (“Glycosyn”) which is secured by the assets of Glycosyn, including certain intellectual property such as patents and copyrights held by Glycosyn (“Glycosyn Promissory Note”) and a series of convertible notes with Access Bio, Inc. (“Access Bio Convertible Notes”). The fair value of the Glycosyn Promissory Note and Access Bio Convertible Notes were determined based on significant inputs not observable in the market, which represent a Level 3 measurement within the fair value hierarchy. Significant changes in these unobservable inputs in isolation could have resulted in a significantly lower or higher fair value measurement. Refer to Note 6 for additional details on loans receivable.
As of December 31, 2021, the Company estimated the fair value of the Glycosyn Promissory Note using a probability-weighted discounted cash flow model under a dissolution scenario with partial recovery and no recovery as Glycosyn was in default on that date (see Note 6). The significant assumptions used in valuing the Glycosyn Promissory Note were scenario probabilities of 50%, a recovery rate on first lien debt of 63% and a discount rate of 15%. As of December 31, 2020, the Company used a probability-weighted discounted cash flow model under four settlement scenarios: (i) a qualified financing which resulted in a 20% conversion discount, (ii) repayment upon change in control, (iii) a dissolution scenario and (iv) repayment in accordance with the terms of the note. The significant assumptions used in valuing the Glycosyn Promissory Note included the expected timing and probability of each scenario, ranging from 1 to 2.5 years and from 10% to 40%, respectively, and a discount rate of 15%. The weighted average timing of the scenarios weighted based on the probability of each scenario was 1.2 years as of December 31, 2020.
As of December 31, 2021, the Company estimated the fair value of the Access Bio Convertible Notes using a binomial lattice model using the following key assumptions: 85.5% equity volatility, 0.88 years to maturity, 0.3% risk-free rate, 30.9% risk-adjusted rate and 0% dividend yield. As of December 31, 2020, the Company estimated the fair value of the Access Bio Convertible Notes using a Monte-Carlo simulation model as the conversion price of the notes had not yet reset to the minimum reset price. Under the Monte-Carlo simulation model, the future stock price of Access Bio, Inc. (“Access Bio”) was simulated over the term of the note to assess the value of the settlement features which included conversion into stock at a discount determined under a reset provision tied to the stock price of Access Bio and redemption at maturity. The key inputs into the Monte Carlo simulation model were a discount rate of 32.8% and volatility of 88.5%.
The following table provides a reconciliation of loans receivable measured at fair value using Level 3 significant unobservable inputs (in thousands):

	2021	2020
Balance at January 1	$15,566	$4,830
Purchases and issuances	—	10,475
Proceeds from loans receivable	(304)	(800)
Conversion of promissory notes	(195)	—
Change in fair value	(3,508)	1,061

Balance at December 31	$11,559	$15,566

Warrant Liabilities
The fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model as of the date the Company assumed the warrants from SRNG and subsequently as of the balance sheet date. The fair value of the Public Warrants have been measured based on the quoted price of such warrants on the NYSE. The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. Material increases (or decreases) in any of those inputs may result in a significantly higher (or lower) fair value measurement. The Company estimates the volatility of its Private Placement Warrants based on implied volatility from the Company’s Public Warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury
zero-coupon
yield curve for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend yield is based on the historical rate, which the Company anticipates remaining at zero. Refer to Note 15 for additional details on the Company’s warrant liabilities.
The following table provides quantitative information regarding Level 3 inputs used in the recurring valuation of the Private Placement Warrants as of their measurement dates:

	September 16, 2021 (Closing)	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$11.42	$8.31
Volatility	53.1%	58.7%
Term (in years)	5.00	4.71
Risk-free interest rate	0.84%	1.25%
The following table provides a reconciliation of the Private Placement Warrants measured at fair value using Level 3 significant unobservable inputs (in thousands):

2021
Balance at January 1	$—
Additions pursuant to the Business Combination	90,263
Change in fair value	(31,705)

Balance at December 31	$58,558

Contingent Consideration
In connection with the acquisition of Dutch DNA, the Company recorded contingent consideration liabilities for the estimated fair value of earnout payments up to a maximum of $20.0 million payable to the seller upon the achievement of certain technical and commercial milestones by Dutch DNA pursuant to a Technical Development Agreement executed between the Company and Dutch DNA prior to the close of the acquisition. The contingent consideration liabilities are measured at fair value and are based on significant inputs not observable in the marketplace, which represent a Level 3 measurement. Material increases (or decreases) in any of those inputs may result in a significantly higher (or lower) fair value measurement. The fair value of the earnouts was estimated using a combination of probability weighted present value and discounted cash flow models. The key valuation inputs used as of December 31, 2021 and the acquisition date were management’s estimate of the probability of achieving each milestone ranging from 10% to 80% and projections related to Dutch DNA’s after-tax
revenues for each of the calendar years through 2046. The earnout payments were discounted at rates ranging from 9% to 11.31% as of December 31, 2021 and from 6.93% to 9% as of the acquisition date.
The following table provides a reconciliation of the contingent consideration measured at fair value using Level 3 significant unobservable inputs (in thousands):

2021
Balance at January 1	$—
Acquisition	8,760
Change in fair value	(293)

Balance at December 31	$8,467